AS FILED WITH THE SECURITIES

AND EXCHANGE COMMISSION

ON 04/09/2018

FILE NOS:

811-08638 & 333-47207

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ X ]

Pre-Effective Amendment No.

[     ]

Post-Effective Amendment No.

[28]

and

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940

[ X ]

Amendment No.

[29]

(Check appropriate box or boxes.)

TANAKA FUNDS, INC.

(Exact name of Registrant as Specified in Charter)

369 Lexington Avenue, 20th Floor

New York, NY  10017

(Address of Principal Executive Office)

212-490-3380

(Registrant's Telephone Number, including Area Code)

Mr. Graham Y. Tanaka

369 Lexington Avenue, 20th Floor

New York, NY  10017

(Name and Address of Agent for Service)

With a copy to:

Mr. David D. Jones, Esq.

20770 Hwy 281 N, Suite 108-619

San Antonio, TX 78258

Approximate Date of Proposed Public Offering:  As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

[X]

immediately upon filing pursuant to paragraph (b)

[  ]

on April 2, 2018 pursuant to paragraph (b)

[  ]

60 days after filing pursuant to paragraph (a)(1)

[  ]

on (date) pursuant to paragraph (a)(1)

[  ]

75 days after filing pursuant to paragraph (a)(2)

[  ]

on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[  ]

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Post-Effective Amendment # 28 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in New York, NY on the 9th day of April, 2018.

TANAKA FUNDS, INC.

/s/ Graham Y. Tanaka*

By: GRAHAM Y. TANAKA

President

Pursuant to the requirements of the Securities Act of 1933, this Amendment # 29 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

/s/ Graham Y. Tanaka*

April 9, 2018

GRAHAM Y. TANAKA, DIRECTOR, PRESIDENT

/s/ David M. Fox*

April 9, 2018

DAVID M. FOX, DIRECTOR

/s/ Thomas R. Schwarz*

April 9, 2018

THOMAS R. SCHWARZ, DIRECTOR

/s/ Jeffrey J. Cianci *

April 9, 2018

JEFFREY J. CIANCI, DIRECTOR

/s/ Benjamin M. Bratt *

April 9, 2018

BENJAMIN M. BRATT, TREASURER

*  By David D. Jones, Esq., pursuant to Limited Power of Attorney.

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase